3. MATERIAL ACCOUNTING POLICIES: Business combinations and transactions under common control (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Business combinations and transactions under common control

Business combinations and transactions under common control

The assessment of whether an acquisition meets the definition of a business or represents an asset acquisition requires judgment. For acquisitions that meet the definition of a business and are not transactions under common control, the Company applies the acquisition method of accounting, under which identifiable assets acquired, and liabilities assumed are measured at their acquisition-date fair values. Any excess of the consideration transferred over the fair value of the identifiable net assets acquired is recognized as goodwill. If the transaction is an asset acquisition, the consideration paid is allocated to the assets acquired and liabilities assumed based on their relative fair values, and no goodwill is recognized. Transactions in which the Company acquires assets, liabilities, businesses or entities from parties that are under common control before and after the transaction are accounted for using the predecessor carrying value method. Under this method, the assets and liabilities acquired are recognized at the carrying amounts recorded in the financial statements of the transferring entity or previous owner. No goodwill is recognized as a result of such transactions. Any difference between the consideration transferred and the predecessor carrying amounts of the net assets acquired is recognized directly in equity within “Common Control Adjustment Account”, as applicable. The Company applies this policy consistently to all transactions under common control.

Basic earnings or loss per share are computed by dividing the number of common shares outstanding by the comprehensive net earnings or loss available to common shareholders for the period. The diluted income and loss per share are computed by dividing the comprehensive income and loss by the weighted average number of shares outstanding during the reporting period. Diluted earnings or loss per share are computed similarly to basic earnings or loss per share except that the weighted average share outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.